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October 20, 2010

VIA EDGAR AND COURIER

Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 4631
100 F Street, N.E.
Washington, D.C. 20549	File No. 043222-0002

Attention:	Jennifer Gowetski, Senior Counsel Erin Martin, Attorney-Advisor Cicely LaMothe, Accounting Branch Chief Jorge Bonilla, Staff Accountant

Re:	American Assets Trust, Inc. Registration Statement on Form S-11 Filed September 13, 2010 File No. 333-169326

Ladies and Gentlemen:

On behalf of American Assets Trust, Inc. (the “Company”), we have electronically transmitted for filing under separate cover, pursuant to Regulation S-T, Amendment No. 1 (the “Amendment”) to the Company’s above-referenced Registration Statement on Form S-11, which was initially filed with the Securities and Exchange Commission (the “Commission”) on September 13, 2010 (the “Registration Statement”). For your convenience, we have enclosed a courtesy package that includes five copies of the Amendment, three of which have been marked to show changes from the initial filing of the Registration Statement on September 13, 2010.

This letter responds to the comments of the staff (the “Staff”) of the Division of Corporation Finance of the Commission, received by facsimile on October 12, 2010 (the “Comment Letter”), with respect to the Registration Statement, and the Amendment has been revised to reflect the Company’s responses to the Comment Letter. For ease of review, we have set forth below each of the numbered comments of your letter and the Company’s responses thereto. All page numbers and captions in the responses below refer to the Amendment, except as otherwise noted below.

General

1.	Please provide us with copies of any graphics, maps, photographs, and related captions or other artwork including logos that you intend to use in the prospectus. Such graphics and pictorial representations should not be included in any preliminary prospectus distributed to prospective investors prior to our review.

October 20, 2010

Response: The Company respectfully advises the Staff that, to the extent the Company intends to use any graphics, maps, photographs or other artwork, it will supplementally provide the Staff with copies of any such materials prior to inclusion in the prospectus.

2.	We note that much of the statistical and economic market data included in your prospectus was derived from market information prepared by Rosen Consulting Group. We further note your disclosure on page i that you paid Rosen Consulting Group a fee of $32,500. Please provide us with copies of the relevant portions of any study, report or book that you cite or on which you rely as well as the sources for the charts presented. Please mark the materials to specifically identify the portions that support your disclosure. To the extent that you rely on other sources not prepared by Rosen Consulting Group, please confirm that the industry reports or studies that you rely on were publicly available and not prepared for you and that you did not compensate the party that prepared these reports or studies. Alternatively, please file consents for the parties providing such data as exhibits to the registration statement.

Response: The Company is supplementally providing (i) as Exhibit A to this letter relevant portions of the Rosen Consulting Group (“RCG”) report, which have been marked to specifically identify the portions that support the Company’s disclosure and (ii) as Exhibit B to this letter a copy of STR Global’s 2010 STR US Chain Scales report, which has also been marked to identify the portions that support the Company’s disclosure. The Company respectfully advises the Staff that it has not relied on other sources not prepared by RCG other than the 2010 STR US Chain Scales report, which is made publicly available without charge by STR Global, an independent hospitality industry research company. To the extent the Company does rely on other sources in the future, it will confirm to the Staff that such industry reports or studies are publicly available and not prepared for the Company and that the Company did not compensate the party that prepared such reports or studies. Alternatively, the Company will file consents for the parties providing such data as exhibits to its Registration Statement.

3.	We note that you intend to elect to be taxed as a REIT and, based on your current disclosure, it appears that less than $375 million of the proceeds of this offering has been allocated to identified uses. As a result, your offering may constitute a “blind-pool” offering. Accordingly, as applicable, please provide the disclosures required by Industry Guide 5 or advise us why this is not appropriate. See Securities Act Release 33-6900.

Response: In response to the Staff’s comment, the Company respectfully submits that its identified uses of proceeds exceed $375 million. As set forth on pages F-7 and F-13 of the prospectus, the Company currently anticipates raising $500 million of gross proceeds in this offering, of which approximately $44 million will be used to pay underwriting discounts and commissions, transaction costs and financing fees, resulting in net proceeds of approximately $456 million. In addition, as set forth on pages 20 and 59, the Company has identified $365.1 million of uses that will come out of such net proceeds. The combination of the $365.1 million of uses set forth in the “Use of Proceeds” section and the $44 million of underwriting discounts and commissions and other expenses results in $409.1 million of identified uses of the anticipated $500 million of gross proceeds of the offering. In addition, the Company respectfully notes that the $365.1 million of identified uses of proceeds set forth in the “Use of Proceeds” section also exceeds 75% of the net offering proceeds of $456 million.

4.	We note your disclosure on page II-1. Please revise your disclosure regarding the formation transactions to include a brief description of the private placement. In addition, please

October 20, 2010

provide us with a detailed analysis regarding why the concurrent private placement of your common stock should not be integrated into your current public offering. Please see Securities Act Release No. 33-8828 (Aug. 10, 2007).

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 12, 202 and 218 to include a brief description of the private placement.

With respect to why the concurrent private placement should not be integrated with the Company’s public offering, the Company respectfully advises the Staff that the sole participants in the concurrent private placement are Ernest S. Rady, the Company’s Executive Chairman, affiliates of Mr. Rady, and the other approximately 55 investors (the “Private Placement Investors”) that currently hold equity interests, together with Mr. Rady and his affiliates, in predecessor entities of the Company that own, directly or indirectly, the properties that the Company will acquire pursuant to the formation transactions. Since each of Mr. Rady, his affiliates and the Private Placement Investors are contributing these equity interests to the Company in the formation transaction, and Mr. Rady is also an executive officer of the Company, each of Mr. Rady, his affiliates and the Private Placement Investors had a substantive, pre-existing relationship with the Company and these predecessor entities, having co-invested with them in the properties that will comprise the initial portfolio of the Company. Mr. Rady and other members of the Company’s senior management, individually and through the predecessor entities of the Company, maintain a line of communication with each of the Private Placement Investors, and no general solicitation of any Private Placement Investor was made in connection with the formation transactions, whether in the form of the Registration Statement or otherwise. In addition, each of Mr. Rady, his affiliates and the Private Placement Investors have been aware of the proposed offering prior to the filing of the Registration Statement, and have entered into contribution or merger agreements, filed as Exhibits 10.9, 10.10 and 10.14 to the Registration Statement, irrevocably committing them to receive either shares of the Company’s common stock or units in the operating partnership as consideration for their interests in the applicable entity or entities in which such person holds an interest.

Prior to the filing of the Registration Statement, each Private Placement Investor was provided with a confidential private placement memorandum describing the terms of the formation transactions and the proposed initial public offering, and subsequently consented to either (i) the contribution of its interests in the entity or entities in which it owns an interest to the operating partnership or a wholly owned subsidiary thereof, or (ii) the merger of the entity or entities in which it owns an interest, either with and into the Company or the operating partnership, or with a wholly owned subsidiary of the Company or the operating partnership. In connection with such consent, each Private Placement Investor who satisfied the accredited investor requirements under Regulation D also elected to receive either shares of the Company’s common stock or units in the operating partnership as consideration for their interests in the applicable entity. As such, each Private Placement Investor was aware of the proposed public offering prior to the filing of the Registration Statement and made its investment decision based on its substantive, pre-existing relationship with the Company and its predecessor entities. In addition, in connection with the consent process, each Private Placement Investor that will be receiving shares of the Company’s common stock or operating partnership units completed an accredited investor questionnaire and certified to the Company that it is an accredited investor as defined in Rule 501 of Regulation D. As a result of the circumstances outlined above the Company believes that the private placement of the Company’s securities to Mr. Rady, his affiliates and the Private Placement Investors is permissible and should not be integrated with the registered public offering in accordance with the interpretive guidance regarding the integration of concurrent public and private offerings

October 20, 2010

issued by the Staff in its Compliance and Disclosure Interpretations—Securities Act Sections, Question 139.25 (the “CDI”) and in Securities Act Release No. 33-8828 (“Release 33-8828”).

In Release 33-8828, the Commission confirmed its position that the filing of a registration statement does not, in itself, eliminate a company’s ability to engage in a concurrent private offering, whether it is commenced before or after the filing of a registration statement. Specifically, Release 33-8828 provides that:

the determination as to whether the filing of the registration statement should be considered to be a general solicitation or general advertising that would affect the availability of a Section 4(2) exemption for such a concurrent unregistered offering should be based on a consideration of whether the investors in the private placement were solicited by the registration statement or through some other means that would otherwise not foreclose the availability of the Section 4(2) exemption. This analysis should not focus exclusively on the nature of the investors, such as whether they are “qualified institutional buyers”. . .or institutional accredited investors. . . .; instead, companies and their counsel should analyze whether the offering is exempt under Section 4(2) on its own, including whether securities were offered and sold to the private placement investors through the means of a general solicitation in the form of the registration statement. . . . [I]f the prospective private placement investor became interested in the concurrent private placement through some means other than the registration statement that did not involve a general solicitation and otherwise was consistent with Section 4(2), such as through a substantive, pre-existing relationship with the company . . .. , then the prior filing of the registration statement generally would not impact the potential availability of the Section 4(2) exemption for that private placement and the private placement could be conducted while the registration statement for the public offering was on file with the Commission. Release 33-8828, pages 54-56.

The interpretive guidance provided in Release 33-8828 was subsequently confirmed by the Staff in the CDI, where it re-affirmed that, under appropriate circumstances, there can be a side-by-side private offering, under Securities Act Section 4(2) or the Securities Act Rule 506 safe harbor, with a registered public offering without having to limit the private offering to qualified institutional accredited investors, as permitted under the Black Box Incorporation (June 26, 1990) and Squadron, Ellenoff (February 28, 1992) no-action letters issued by the Division of Corporation Finance, or to a company’s key officers and directors, as permitted under the “Macy’s” position.

Based on the guidance set forth in Release 33-8828 and the CDI, the Company believes that the Section 4(2) exemption under the Securities Act is available for the concurrent private placement since the Company’s common stock and operating partnership units to be issued in the concurrent private placement were not offered by means of a general solicitation, whether in the form of the Registration Statement or otherwise. As described above, the Company, through its predecessor entities, has a substantive, pre-existing relationship with Mr. Rady, his affiliates and each Private Placement Investor and each was directly contacted by the Company pursuant to the private

October 20, 2010

placement memorandum, which took place outside of the public offering effort. The Company affirms that no Private Placement Investor was identified or contacted through the marketing of the public offering, nor did any of them independently contact the Company as a result of the Registration Statement. Accordingly, the Company cannot be said to have identified or contacted Mr. Rady, his affiliates or the Private Placement Investors through a general solicitation by means of the Registration Statement or otherwise.

As a result of the foregoing, based upon the interpretive guidance provided in Release 33-8828, the Company believes that the concurrent private placement is exempt from Section 4(2) of the Securities Act and should not be integrated with the Company’s public offering that is the subject of the Registration Statement.

Cover Page of Prospectus

5.	The cover page should contain only information required by Item 501 or that is key information. Please revise accordingly and confirm that the cover page will not exceed one page in length. Refer to Item 501(b) of Regulation S-K.

Response: In response to the Staff’s comment, the Company has revised the cover page of the prospectus and confirms that the cover page will not exceed one page in length.

Prospectus Summary, page 1

6.	We note your summary is over 25 pages long and contains a lengthy description of your competitive strengths, growth strategies, market opportunity and industry background. Further, we note that identical or very similar disclosure appears later in your prospectus. The summary should not include a lengthy description of the company’s business and business strategy. This detailed information is better suited for the body of the prospectus. Please revise to substantially reduce the amount of repetitive disclosure in the summary.

Response: In response to the Staff’s comment, the Company has revised the disclosure in the prospectus summary to shorten and streamline the presentation and limit the amount of repetitive disclosure.

Overview, page 1

7.	We note your disclosure on page 2 that your multifamily portfolio is comprised of 922 multifamily units and your disclosure on page i that RV spaces are counted as multifamily units. Please revise your disclosure on page 2, and elsewhere as appropriate, to specify the number of RV spaces in your multifamily portfolio.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 2, and elsewhere as appropriate, to specify that the 922 multifamily units in the Company’s multifamily portfolio include 122 RV spaces.

Our Competitive Strengths, page 2

8.

We note your disclosure that your senior management team has an average of 28 years of experience in the industry and worked with American Assets Inc. for an average of 15 years. Please do not average the experience of your management and revise accordingly.

October 20, 2010

Please note that this comment also applies to disclosure in your Business section on page 118.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 2 and 114 to eliminate references to the average length of industry experience of its management team.

9.	We note your disclosure about the prior experience of your management team. To the extent that you continue to include this disclosure, please balance it with a discussion of adverse business developments. Please note that this comment also applies to disclosure found in your Business section on page 118.

Response: In response to the Staff’s comment regarding the Company’s disclosure relating to the prior experience of its management team, the Company has added additional disclosure in the “Management” section on pages 186 and 187 which includes a balancing discussion of adverse business developments experienced by American Assets, Inc. since its inception.

Business and Growth Strategies, page 4

10.	Elsewhere in your prospectus, such as your Business section, please discuss in more detail your underwriting process and explain why you believe it is “rigorous.”

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 3 and 118 to eliminate the characterization of its underwriting process as “rigorous” and has revised the disclosure on page 118 to discuss its underwriting process in more detail.

Summary Risk Factors, page 7

11.	Please revise your summary risk factors to more specifically describe each risk presented, including:

•	Please revise the first bullet point to include your percentage concentration in each geographic area;

•	Please revise the second bullet to include your leverage percentage and briefly describe any limitations on leverage or state that there are no limitations;

•	Please revise the third bullet point to identify your significant tenants and the percentage of revenue derived from each significant tenant;

•	Please clarify in the fifth bullet point the percentage of your revenue derived from leases that expire in the next year;

•	Please clarify in the ninth bullet point what portion of his time Mr. Rady intends to devote to your business and affairs;

•	Please clarify in the twelfth bullet point the percentage ownership of Mr. Rady and his affiliates in your company following this offering; and

October 20, 2010

•

Please include disclosure regarding the risk that (i) you did not conduct arms-length negotiations with Mr. Rady, (ii) you have not obtained any third party appraisals and (iii) the price you will pay to Mr. Rady and prior investors may exceed the fair market value of the properties.

Response: In response to the Staff’s comment, the Company has revised the referenced summary risk factors, as well as several other summary risk factors, under the caption “Prospectus Summary—Summary Risk Factors” beginning on page 5 in order to more specifically describe each risk presented, as requested and, as appropriate, has made similar revisions to the corresponding risk factors under the caption “Risk Factors” beginning on page 25.

In addition, the Company has included under the caption “Prospectus Summary—Summary Risk Factors” beginning on page 5 a summary risk factor disclosing that (i) it did not conduct arms-length negotiations with Mr. Rady, (ii) it has not obtained any third party appraisals and (iii) the value of the common units and shares of its common stock to be issued as consideration for the properties and assets to be acquired in the formation transactions may exceed their aggregate fair market value and exceed their aggregate historical combined net tangible book value. The Company also has made revisions to the risk factor under the heading “The value of the common units and shares of our common stock to be issued as consideration for the properties and assets to be acquired by us in the formation transactions may exceed their aggregate fair market value and exceed their aggregate historical combined net tangible book value. . .” on page 36 to more specifically describe the risk presented in such risk factor.

Our Properties, page 9

12.	We note that you have included your 25% ownership of Fireman’s Fund Headquarters in your property table. Please revise to separately present your joint venture property.

Response: The Company respectfully advises the Staff that it has determined not to include the Predecessor’s 25% ownership interest in Fireman’s Fund Headquarters in the formation transactions and, therefore, Fireman’s Fund Headquarters will not be included in the Company’s initial portfolio. As such, the Company has removed all references to Fireman’s Fund Headquarters as a component of its initial portfolio from the property table and elsewhere throughout the prospectus.

13.	We note the extensive use of footnotes following the table on page 9. Please revise to limit the use of footnotes by providing the disclosure in the narrative section preceding the chart or some other manner.

Response: In response to the Staff’s comments, the Company has revised the property table and its related footnotes on pages 7, 8 and 9 and on pages 119, 120, and 121 to limit the use of footnotes by moving the substance of many of the footnotes to the property table into a narrative section following the table.

14.	Please refer to the multifamily portfolio portion of your property table and footnote 24. Please explain to us how average monthly base rent per lease unit is the substantive equivalent of net effective rent per unit or revise your table to include net effective rent per leased unit for your multifamily portfolio. Please note that this comment also applies to your portfolio table on pages 123-125.

October 20, 2010

Response: In response to the Staff’s comment, the Company respectfully advises the Staff that the leases in the multifamily portfolio generally have lease terms ranging from 7 to 15 months, with rental rates staying flat during the term of such leases. As the difference between average monthly base rent and net effective rent would be the result of increases or decreases in rent over time and there are no changes in the rental rates during the terms of the leases, in this instance, monthly base rent per leased unit is substantively equivalent to net effective rent per leased unit. In addition, the Company respectfully notes that, since none of the multifamily properties are significant properties as defined by Item 14 of Form S-11, disclosure of net effective rent per leased unit is not required pursuant to Item 15 of Form S-11.

Structure and Formation of Our Company, page 12

15.	We note your disclosure on page 14 that you will issue to the prior investors a certain number of shares of your common stock and common units and that you will pay cash to those prior investors that are unaccredited. Please revise to (i) identify those prior investors, (ii) explain what you mean by “unaccredited” and (iii) briefly explain why you are paying cash to the unaccredited investors.

Response: In response to the Staff’s comment, the Company has revised the disclosure throughout the Registration Statement to refer to “non-accredited” investors, rather than “unaccredited” investors, and has revised the disclosure on pages 12 and 219 to explain what it means by “non-accredited” and to briefly explain why it is paying cash to the non-accredited investors. With respect to identifying the prior investors, the Company respectfully advises the Staff that, in addition to Messrs. Rady, Chamberlain and Barton and their respective affiliates, there are approximately 55 other prior investors, none of whom will have any influence or control over the management of the Company, other than in their capacity as holders of relatively small amounts of the Company’s securities. Assuming that the Company issues $500 million of its common stock in its initial public offering and that the offering price per share of the Company’s common stock in such offering implies a valuation of $2.0 billion to its initial portfolio, Messrs. Rady, Chamberlain and Barton and their respective affiliates will collectively own approximately 37% of the Company on a fully diluted bases and no other prior investor will own in excess of approximately 1.6% of the Company on a fully diluted basis. Given the large number of these other prior investors, the immateriality of their investment in the Company and their lack or influence or control over the management of the Company, the Company respectfully suggests that the identities of these other prior investors is not material to the investment decision of investors in the Company’s initial public offering. Furthermore, the Company believes that the inclusion of this additional immaterial information could detract investors from focusing on the material information that the Company is attempting to communicate regarding its structure and the formation transactions.

16.	Please revise to aggregate the amount of common stock, common units and cash that each prior investor, including Mr. Rady and his affiliates, will receive as a result of this offering and the formation transactions. In this regard, we note that Mr. Rady and prior investors will receive amounts from notes payable as well as the excess of net working capital.

Response: In response to the Staff’s comment, the Company has revised its disclosure on pages 6, 221 and 222 to include the aggregate cash consideration to be received in connection with the formation transactions by each of Mr. Rady and his affiliates, Mr. Chamberlain and his affiliates and Mr. Barton his affiliates. In addition, the Company respectfully notes that on pages 6, 221 and 222 of the prospectus it will be disclosing the aggregate amount and value of the

October 20, 2010

shares of common stock and common units to be received by each of Mr. Rady and his affiliates, Mr. Chamberlain and his affiliates and Mr. Barton and his affiliates. With respect to including similar disclosure relating to each of the other prior investors, in addition to the relatively immaterial equity ownership of the other prior investor as set forth in response to comment 15 above, the Company respectfully advises the Staff that the total amount of cash payable to unaccredited investors, which will be disclosed on page 20 and 59 of the prospectus, is expected to be approximately $4.4 million, assuming that the Company issues $500 million of its common stock in its initial public offering and that the offering price per share of the Company’s common stock implies a valuation of $2.0 billion to its initial portfolio. For this reason and for the reasons set forth in its response to comment 15 above, the Company respectfully submits that, in its view, the aggregate amounts of common stock, common units and cash payable to the individual prior investors (other than Messrs. Rady, Chamberlain and Barton and their respective affiliates) is not material to the investment decision of investors in the Company’s initial public offering and that the inclusion of this additional immaterial information could detract investors from focusing on the material information the Company is attempting to communicate regarding the formation transactions and the interests of its senior management in the formation transactions.

17.	We note that no third party appraisals were obtained in connection with the formation transactions. Please revise your disclosure to specifically describe how you determined the value of each of the properties.

Response: In response to the Staff’s comment, the Company has included additional disclosure on pages 11, 202, 203 and 218 to describe better how the value of each of the properties will be determined based on a relative equity valuation analysis.

18.	We note that you intend to use $24.3 million of the net proceeds of this offering to pay applicable prepayment costs, exit fees and defeasance costs associated with the outstanding indebtedness you intend to repay and that you expect to have approximately $924.1 million of indebtedness including your pro rata share of joint venture debt following this offering. Please describe, in this section or elsewhere as appropriate, how you determined the indebtedness to be repaid with the proceeds of this offering.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 13 and 220 to describe how the Company determined the indebtedness to be repaid with the proceeds of this offering.

Our Structure, page 19

19.	Please include your services company, American Assets Trust Services, Inc., in your organization chart.

Response: In response to the Staff’s comment, the Company has included its services company, American Assets Trust Services, Inc., in its organization chart on pages 16 and 225.

20.	Please revise to identify the affiliates of Ernest Rady as well as the other prior investors in your organization chart.

October 20, 2010

Response: The Company has included the affiliates of Ernest Rady, John Chamberlain and Robert Barton in footnote 3 of the organization charts on pages 16 and 225. As discussed in response to comments 15 and 16 above, the Company does not believe that the identities of the individual other prior investors would be material to the investment decisions of investors in the Company’s initial public offering and that the identification of each individual other prior investor in this organization chart would be distracting, given the number of such prior investors, and could detract investors in the Company’s initial public offering from focusing on material information regarding the ownership interests of the Company’s senior management, which the Company is attempting to communicate in its organization chart. As such, the Company respectfully suggests that it should not be required to provide the identities of its other prior investors in its organization chart.

Risk Factors, page 28

21.	We note that several risk factor subheadings merely state general facts about your business. For example, we note the following subheadings:

•	“We depend on significant tenants in our office properties,” page 29;

•	“We may be unable to renew leases, lease vacant space or re-let space as leases expire,” page 30;

•	“Our future acquisitions may not yield the returns we expect,” page 32;

•	“Our proposed revolving credit facility will restrict our ability to engage in some business activities,” page 34;

•	“We are subject to risks that affect the general retail environment,” page 35;

•	“We are subject to the business, financial and operating risks inherent in the hospitality industry,” page 37;

•	“Our real estate development activities are subject to risks particular to development,” page 39;

•	“Our performance and value are subject to risks associated with real estate assets. . .,” page 43;

•	“We may assume unknown liabilities in connection with our formation transactions,” page 48;

•	“Tax protection agreements could limit our abilities to sell .,” page 50;

•	“Legislative or other actions affecting REITs could have a negative effect on us,” page 56; and

•	“Market interest rates may have an effect on the value of our common stock.”

Please revise throughout as necessary to identify briefly in your subheadings the specific risks to you that result from the noted facts or uncertainties, and then elucidate as needed to

October 20, 2010

provide details regarding each risk. Potential investors should be able to read a risk factor subheading and understand the risk as it specifically applies to you.

Response: In response to the Staff’s comment, the Company has revised the referenced risk factor subheadings, as well as other risk factor subheadings under the caption “Risk Factors” beginning on page 25, in order to identify the specific risks arising from the facts or uncertainties noted in the corresponding risk factor, and has provided additional details regarding certain revised risk factors, as necessary.

22.	You should present as risk factors only those factors that represent a material risk to investors in this offering. Do not include risk factors that could apply to any issuer or to any other offering. Several of your risk factors seem to fit into this category and you should revise to cite a particular risk. For example only, we note the following risk factors:

•	“Potential losses, including from adverse weather conditions, natural disasters and title claims, may not be covered by insurance,” page 41;

Response: In response to the Staff’s comment, the Company has revised the referenced risk factor as requested to focus more specifically on the material risk to investors in this offering, namely, that potential losses from earthquakes in the Company’s largest markets, California and Hawaii, may not be covered by insurance.

•	“If we fail to maintain an effective system of integrated internal controls . . . ,” page 42;

Response: In response to the Staff’s comment, the Company has deleted the referenced risk factor as it presented a risk that applies to issuers generally rather than to the Company specifically.

•	We could incur significant costs related to government regulation and litigation . . .,” page 45; and

Response: In response to the Staff’s comment, the Company has revised the referenced risk factor as requested to focus more specifically on the material risks to investors in this offering, namely, that as an owner of commercial real estate the Company could face significant costs and liabilities related to environmental compliance and that one of the Company’s properties is subject to an ongoing environmental remediation.

•	“Our rights and the rights of our stockholders to take action against our directors and officers are limited,” page 52.

Response: In response to the Staff’s comment, the Company has revised the referenced risk factor as requested to focus more specifically on the material risks to investors in this offering, namely, that, since the Company’s charter eliminates certain liability of its directors and officers, the Company and its stockholders may have more limited rights against its directors and officers than might otherwise exist.

Risks Related to Our Business and Operations, page 28

Our portfolio of properties is dependent upon regional and local economic conditions and is geographically concentrated . . .., page 28

October 20, 2010

23.	Risk factor disclosure should be detailed enough so that investors can understand the potential magnitude of the risk. Please revise this risk factor to explicitly identify and describe how your operations have been effected by its geographic concentration and dependence.

Response: In response to the Staff’s comment, the Company has revised the referenced risk factor to enhance its disclosure of the potential magnitude of the risks posed by owning a real estate portfolio that is geographically concentrated in California and Hawaii. Specifically, the Company has included specific examples of recent developments and conditions in California and Hawaii that have adversely affected the Company’s operations as a result of the Company’s geographic concentration in such markets.

Our retail shopping center properties depend on anchor stores . . ., page 30

24.	Each risk factor should contain a single, discrete risk. This risk factor appears to discuss the risk associated with anchor tenants and certain lease provisions, which appear to be separate risks. Please revise to present each risk separately.

Response: In response to the Staff’s comment, the Company has separated the referenced risk factor into two new risk factors—one, the risk factor under heading “Our retail shopping center properties depend on anchor stores . . .” on page 27, focused on the risks posed by the Company’s dependence on anchor and major tenants at its retail properties, and the other, the risk factor under heading “Many of the leases at our retail properties. . .” on page 27, focused on the risks posed by certain “co-tenancy” provisions contained in certain of the Company’s retail leases—in order to ensure that each risk factor contains a single, discrete risk.

Risks Related to Our Status as a REIT, page 53

We may be unable to make distributions at expected levels, and we may be required to borrow funds . . . , page 57

25.	Refer to the comment above. This risk factor also appears to present multiple risks and should be revised to present each risk separately.

Response: In response to the Staff’s comment, the Company has separated the referenced risk factor into two new risk factors—one, the risk factor under heading “We may be unable to make distributions at expected levels. . . .” on page 53, focused on the Company’s ability to make distributions at expected levels, and the other, the risk factor under heading “Some of our distributions may include a return of capital . . .” on page 54, focused on risks posed by the potential tax treatment of certain distributions—in order to ensure that each risk factor contains a single, discrete risk.

Distribution Policy, page 64

26.	Please revise to clarify whether you are permitted to use common stock to make any portion of your distribution payments.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 19 and 61 to clarify that the Company will be permitted to use its common stock to make distribution payments. In addition, given this possibility, the Company has included a cross

October 20, 2010

reference to the risk factor entitled “We may in the future choose to pay dividends in shares of our common stock, in which case you may be required to pay tax in excess of the cash you receive” so that investors understand the implication of any such potential distributions in stock.

27.	Please refer to footnote (1) on page 66, and notes (G) and (HH) on pages F-13 and F-18, respectively. We note the pro forma amounts give effect to a revolving credit facility you anticipate entering into. Please clarify whether this assumption is based on a firm commitment from a lender. If not, explain how this assumption is factually supportable.

Response: In response to the Staff’s comment, the Company respectfully advises the Staff that although it does not have firm commitments from lenders at this time, it is in the process of negotiating the revolving credit facility with Wells Fargo Securities, LLC and Bank of America Securities LLC and further assures the Staff that it will have a firm commitment from lenders prior to effectiveness of the registration statement.

28.	In footnote (6) it appears that you have not reflected decreases for lease expirations in which a tenant has entered into a month-to-month lease. Since month-to-month leases are generally cancelable at any time, it does not appear that you have a reasonable basis to assume the continuation of month-to-month leases for a full year. Unless you have entered into a renewal lease, please revise your distribution table to reflect the decreases due to lease expirations for month-to-month leases.

Response: In response to the Staff’s comment, the Company respectfully advises the Staff that it has six month-to-month leases, which were initiated in 2002, 2003, 2004, 2004, 2008 and 2010. Each of these tenants is current on its payments and none of them has indicated an intention to terminate its lease within the next 12 months, nor is the Company is aware of any such intention by any of these tenants. The Company respectfully believes that for those of its tenants who have maintained month-to-month leases for greater than 60 months, given their extended tenure as month-to-month tenants, it is reasonable for the Company to anticipate that these tenants will continue their tenancies for the next 12 months. The Company has revised the disclosure in footnote 4 on page 64 to reflect that the Company assumes no month-to-month lease renewals, other than with respect to month-to-month leases that have been in place for more than 60 months.

Capitalization, page 69

29.	Please revise the capitalization table to include a column that presents the pro forma amounts before the offering.

Response: In response to the Staff’s comment, the Company has revised the capitalization table to include a column that presents the pro forma amounts before the offering.

Dilution, page 70

30.	Please revise the dilution table to disclose the increase in pro forma net tangible book value per share attributable to the offering separate from the effect of the formation transactions.

Response: In response to the Staff’s comment, the Company has revised the dilution table to disclose the increase in pro forma net tangible book value per share attributable to the offering separate from the effect of the formation transactions.

October 20, 2010

Hospitality, page 115

31.	Please disclose the meaning of “upscale” and “upper upscale” in plain English and explain what you mean by your statement on page 115 that “hotels in Hawaii are expected to react in a similar fashion” and the basis for it.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 111 to explain what it means by “upscale” and “upper upscale” and has deleted the statement that “hotels in Hawaii are expected to react in a similar fashion.”

Business and Properties, page 117

Overview, page 117

32.	Please revise to provide an aggregate schedule of the lease expirations. In addition, please provide the occupancy data as well as the average effective annual rent per square foot associated with your mixed-use and multifamily portfolios for each of the last five years. Refer to Item 15 of Form S-11.

Response: In response to the Staff’s comment, the Company has included an aggregate schedule of lease expirations for its retail portfolio, office portfolio and the retail portion of its mixed-use portfolio beginning on page 122, each of which use the same property-level data (including annualized base rent and annualized base rent per leased square foot) and, thus, can be presented on an aggregate basis. The Company has excluded the multifamily portfolio and the hotel portion of the mixed-use property from this schedule as it believes that inclusion would not provide useful information to investors. In particular, the multifamily portfolio is not included in this schedule since the multifamily unit leases, as described on page 173, generally have lease terms ranging from 7 to 15 months, with a majority having 12-month lease terms. The hotel portion of the mixed-use portfolio also is not included in this schedule because the rooms are rented on a nightly basis and, therefore, lease expiration information would be meaningless.

In response to the Staff’s comment, beginning on page 174, the Company has also included occupancy data as well as average monthly base rent data for each of the properties in its multifamily portfolio for each of the last five years. Further, the Company respectfully advises the Staff that occupancy data as well as the average effective annual rent per square foot for the retail portion of its mixed-use property for each of the last five years is provided on page 171. However, as the hotel rents rooms on a nightly basis, the Company does not believe such information would be useful to investors with respect to the hotel portion of its mixed-use property. In addition, the Company respectfully notes that, since none of the properties in either the mixed-use portfolio or the multifamily portfolio are significant properties as defined by Item 14 of Form S-11, such disclosure is not required pursuant to Item 15 of Form S-11.

33.	We note your reference to your Waikiki Beach Walk property, which consists of retail space and a 369-room all-suite hotel. According to Waikiki Beach Walk’s website, www.waikikibeachwalk.com, which is maintained by Outrigger Hotels Hawaii, there are four hotels included in the Waikiki Beach Walk property. Please revise to clarify which hotel you own and identify the franchisor.

Response: In response to the Staff’s comment, the Company has revised its disclosure on page 168 and elsewhere in the Registration Statement, as appropriate, to clarify that its hotel property

October 20, 2010

is the Embassy SuitesTM located at the Waikiki Beach Walk property and that this hotel is operated under a Franchise License Agreement with Promus Hotels, Inc., as the licensor.

Our Portfolio, page 123

34.	We note that throughout this section you do not disclose rental data for one of your tenants, Old Navy. Please provide this information in your amendment.

Response: In response to the Staff’s comment, the Company respectfully advises the Staff that the terms of the Company’s lease agreement with Old Navy prohibit the Company, subject to certain limited exceptions, from disclosing lease terms without its tenant’s consent, and that its tenant has not consented to the disclosure of certain financial terms and the renewal options. In addition, the Company respectfully suggests that because Old Navy does not occupy ten percent or more of the rentable square footage of a significant property, disclosure of the rental data is not required by Item 15 of Form S-11.

Legal Proceedings, page 187

35.	Please provide the information required by Item 103 of Regulation S-K with respect to the legal proceedings you have disclosed.

Response: In response to the Staff’s comment, the Company respectfully advises the Staff that the legal proceedings it has disclosed fall outside the scope of Item 103 of Regulation S-K and for this reason additional disclosure is not required.

Item 103 of Regulation S-K requires the description of any material legal proceedings, other than ordinary routine litigation incidental to the business, to which the registrant or any of its subsidiaries is a party or of which any of their property is the subject. The Company respectfully notes that neither the Company nor any of its subsidiaries is a party to any of the litigation disclosed. With respect to the legal proceedings other than the litigation to which American Assets, Inc., the Rady Trust and Mr. Rady are a party (the “American Assets, Inc. Litigation”), which are referenced by the Company but not specifically identified in its disclosure, the Company respectfully advises the Staff that these matters constitute ordinary course litigation incidental to the operation of certain of the ownership entity’s commercial real estate business and that none of these proceedings involves a claim for relief which would be material to the Company.

Although the Company does not believe that Item 103 disclosure is required with respect to the American Assets Litigation, it has nevertheless revised its disclosure on page 183 to provide disclosure consistent with the requirements of Item 103 of Regulation S-K with respect to these proceedings in the interest of providing full disclosure of litigation involving Mr. Rady, who will be the Executive Chairman of the Company and its largest stockholder.

36.	We note your statement on page 187 that to the extent these plaintiffs were prior investors, they have consented to the formation transactions. Please revise your disclosure to identify the prior investors, explain what you mean by the statement, clarify how the prior investors gave consent and discuss, as appropriate in the risk factor section, how these claims could impact your business.

October 20, 2010

Response: In response to the Staff’s Comment, as discussed above, the Company has revised its disclosure on page 183 to disclose that the prior investors described are direct or indirect stockholders of American Assets, Inc. and to clarify how the prior investors gave their consent. With respect to how these claims could impact its business, the Company respectfully notes that it addresses this in its risk factor entitled “Upon the completion of this offering and our formation transactions, we may be subject to on-going litigation, which could have a material adverse effect on our financial condition, results of operations, cash flow and per share trading price of our common stock.”

Management, page 188

37.	We note that you have five director nominees. Please update your disclosure prior to effectiveness to disclose your four independent directors.

Response: In response to the Staff’s comment, the Company confirms that it will update its disclosure prior to effectiveness to disclose its director nominees and independent directors.

Descriptions of the Partnership Agreement of American Assets Trust, L.P, page 228

38.	We note your statements on the top of pages 228, 245 and 251 that the summary is qualified in its entirety by reference to Maryland law. Please note that a summary by its nature is not complete, but should highlight all the material provisions and should not be qualified by information outside of the prospectus. Please revise appropriately and clarify that your prospectus includes all the material information.

Response: In response to the Staff’s comment, the Company has revised the statements on the top of pages 227, 244 and 250 to clarify that the prospectus includes the material information.

Description of Securities, page 245

39.	Please disclose the amount of authorized stock that you may issue pursuant to your organizational documents or explain to us why such information is not available.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 66 and 244 to include the amount of authorized stock that the Company may issue pursuant to its organizational documents.

40.	We note your statement that all shares of common stock will be “duly authorized, fully paid and non-assessable.” Please note that this is a legal conclusion to be determined by counsel. Please remove this language from your prospectus or revise to reference a legal opinion filed as an exhibit to the registration statement.

Response: In response to the Staff’s comment, the Company has removed the language stating that all of its shares of common stock will be “duly authorized, fully paid and non-assessable.”

Federal Income Tax Considerations, page 261

41.	We note your statement that Latham & Watkins LLP will render an opinion that you are organized in conformity with the requirements for qualification and taxation as a REIT.

October 20, 2010

Please revise your disclosure prior to effectiveness to reflect that counsel has rendered such opinion.

Response: The Company acknowledges the Staff’s comment, and it anticipates that it will receive an opinion from Latham & Watkins LLP that it is organized in conformity with the requirements for qualification and taxation as a REIT, prior to effectiveness of the Registration Statement, at which time, it will revise the disclosure on page 261 accordingly.

Financial Statements, page F-1

Pro Forma Consolidated Financial Statements, page F-3

42.	We note your disclosure that the Controlled Entities are under common control of Ernest Rady, and/or his affiliates, including the Rady Trust. Please clarify how you determined the entities were under common control especially in situations where an affiliate may hold the controlling interest. Supplementally identify the controlling party and explain the type and percentage interests held in each entity. As it relates to the trust, please tell us the structure of the trust, the powers held by the trustee in terms of their discretion in voting the trust’s shares, whether the trustee may be removed at will and whether the trust was set up in contemplation of the offering.

Response: In response to the Staff’s comment, the Company advises the Staff that Mr. Rady, through the Rady Trust and his ownership interest in entities in which either Mr. Rady or the Rady Trust is the managing member or general partner, has a 50.1% or more direct or indirect ownership interest in all of the Controlled Entities. See attached Exhibit E for a summary of Mr. Rady’s percentage ownership of the Controlled Entities. With respect to the Rady Trust, Mr. Rady has voting control over securities held by the trust and the power to dispose of the trust’s assets. With respect to those entities in which either Mr. Rady or the Rady Trust is the managing member or the general partner, in his, or its, capacity as managing member or general partner, either Mr. Rady or the Rady Trust has the power to vote the securities held by such entities and dispose of their assets. In addition, with respect to those entities in which either Mr. Rady or the Rady Trust is the managing member or general partner, the non-managing members and limited partners, as applicable, of such entities do not have the ability to remove the managing member or general partner, as applicable.

With respect to the Rady Trust, the Company further advises the Staff that the trust is a revocable trust established by Mr. Rady and his wife, of which Mr. Rady is the trustee. The trust does not allow for the removal of Mr. Rady as the trustee at will. The Company further advises the Staff that the trust was established in March of 1983 and not in contemplation of this offering.

Pro For Consolidated Balance Sheet, page F-7

43.	Please revise to present adjustments (I) and (J) before the column “Pro Forma Before Offering.”

Response: In response to the Staff’s comment, the Company has revised the disclosure to present adjustments (I) and (J) before the column “Pro Forma Before Offering.”

Pro Forma Consolidated Statement of Operations, page F-8

October 20, 2010

44.	Please include pro forma per share information in a subsequent amendment.

Response: In response to the Staff’s comment, the Company confirms that it will include pro forma per share information in a subsequent amendment.

Note (I), page F-14

45.	We note that you plan to have a distribution to existing investors equal to the positive working capital balance. Please tell us how you considered the guidance in SAB Topic 1B.3.

Response: In response to the Staff’s comment, the Company advises the Staff that it considered the guidance in SAB Topic 1B.3 which provides that (i) dividends declared by a subsidiary should either be given retroactive effect in the balance sheet with appropriate footnote disclosure, or reflected in a pro forma balance sheet and (ii) when dividends are to be paid from the proceeds of the offering, it is appropriate to include pro forma per share data (for the latest year and interim period only) giving effect to the number of shares whose proceeds were to be used to pay the dividend. Based on the this guidance, the Company determined to reflect the planned distribution in the pro forma balance sheet in accordance with the guidance in SAB Topic 1B.3. As excess net working capital from the ownership entities, and not proceeds from the offering, will be used to pay the dividend, the Company did not include pro forma per share data giving effect to the number of shares whose proceeds were to be used to pay the dividend. The Company further advises the Staff that when presenting pro forma per share data in subsequent amendments, it will again consider the guidance in SAB Topic 1B.3.

Financial Statements of American Assets Trust, Inc. Predecessor, page F-24

Note 1 — Summary of Significant Accounting Policies, page F-29

Real Estate, page F-32

46.	For your below market leases, please tell us how you factored any fixed rate renewal options into the calculation of the fair value of below market leases acquired and the period over which it is amortized.

Response: In response to the Staff’s comment, the Company advises the Staff that, for below market leases with fixed rate renewal options, where the Company concluded that it was probable that the option would be exercised by the tenant and the liability would be amortized over the expected lease period, it included the extended lease period in the calculation of the below market lease intangible where it was material.

Part II — Information Not Required In Prospectus, page II-1

Item 36. Financial Statements and Exhibits, page II-2

47.	Please submit all exhibits as promptly as possible. Please also consider providing us with drafts of your legality and tax opinions with your amendment. Note that we will review the exhibits prior to granting effectiveness of the registration statement and may have further comments after our review.

October 20, 2010

Response: In response to the Staff’s comment, the Company confirms that it will file copies of all of its remaining exhibits as promptly as possible so that the Staff will have a sufficient time to review them. In addition, in response to the Staff’s request, the Company has supplementally provided as Exhibit C and Exhibit D to this letter, respectively, drafts of the legality opinion of Venable LLP and the opinion of Latham & Watkins LLP with respect to tax matters.

48.	We note that you have a management agreement for your Waikiki Beach Walk™ property. Please explain why you have not filed the agreement as a material contract pursuant to Item 601(b)(10) of Regulation S-K.

Response: In response to the Staff’s comment, the Company has filed a copy of the management agreements for its Waikiki Beach Walk property as Exhibits 10.40 and 10.41 to its Registration Statement.

49.	Refer to the material contracts filed as exhibits 10.8, 10.9, 10.10, 10.11, 10.12, 10.13, 10.14, 10.15, 10.16, 10.19 and 10.27 to your registration statement. We note that contracts, as filed, appear to omit schedules and exhibits to the contracts. Item 601(b)(10) of Regulation S-K requires you to file all material contracts in their entirety. Please file the complete contracts with your amendment.

Response: In response to the Staff’s comment, the Company has filed complete copies of each of exhibits 10.9, 10.10, 10.11, 10.12, 10.13, 10.14, 10.15, 10.16 and 10.19, including all schedules and exhibits. With respect to Exhibit 10.8, the Company respectfully advises the Staff that this is a “form of” agreement that has not yet been executed and, as such, its schedules have not yet been finalized. With respect to former Exhibit 10.27, the Company respectfully advises the Staff that as the Fireman’s Fund Headquarters will not be included in the Company’s initial portfolio, this loan agreement will not be assumed by the Company. Accordingly, this loan agreement has been removed from the exhibits to the Company’s Registration Statement because it is not a material contract of the Company.

October 20, 2010

Please do not hesitate to contact me by telephone at (213) 891-8371 or by fax at (213) 891-8763 with any questions or comments regarding this correspondence.

Very truly yours,

/s/ Julian T.H. Kleindorfer

Julian T.H. Kleindorfer of

LATHAM & WATKINS LLP

cc:	John Chamberlain, American Assets Trust, Inc.
Adam Wyll, American Assets, Inc.
Scott N. Wolfe, Esq., Latham & Watkins LLP
Michael E. Sullivan, Esq., Latham & Watkins LLP
David W. Bonser, Esq., Hogan Lovells US LLP
Samantha S. Gallagher, Esq., Hogan Lovells US LLP

Exhibit A

(provided supplementally)

Exhibit B

(provided supplementally)

Exhibit C

(provided supplementally)

Exhibit D

(provided supplementally)

Exhibit E

Property	Ernest Rady Trust	Ownership Percentage Other Entities for which Ernest Rady or the Rady Trust is the Managing Member or General Partner	Total

Retail:

Carmel Country Plaza	32.50%	47.91%	80.41%
Carmel Mountain Plaza	99.00%	1.00%	100.00%
Southbay Marketplace	87.82%	1.00%	88.82%
Rancho Carmel Plaza	93.00%	1.00%	94.00%
Lomas Santa Fe Plaza	74.06%	20.00%	94.06%
Del Monte Center	27.75%	40.85%	68.60%
The Shops at Kalakaua	53.87%	0.00%	53.87%
Waikele Center	44.00%	24.27%	68.27%
Alamo Quarry	8.64%	54.90%	63.54%

Office:

Torrey Reserve Campus	0.00%	77.84%	77.84%
Valencia Corporate Center	18.28%	48.13%	66.41%
160 King Street	4.92%	57.86%	62.79%
The Landmark at One Market	0.00%	85.24%	85.24%

Multifamily:

Imperial Beach Gardens	60.00%	1.13%	61.13%
Loma Palisades	24.38%	35.43%	59.80%
Mariners Point	100.00%	0.00%	100.00%
Santa Fe Park RV Resort	0.00%	51.72%	51.72%